Related party disclosures - Related Party Transactions (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Related party disclosures
Trade payable	₨ 15,517	₨ 16,767
Significant Influence
Related party disclosures
Rendering of services		6,910	₨ 22,041
Trade payable		1,092
Trade receivable		3,504
Group Companies of entities having significant influence
Related party disclosures
Rendering of services	405	169,342	88,932
Advertisement expense		5,247	15,154
Interest expense	1,716	4,428	220
Communication expense	489	11,491	12,971
Legal and professional fees		5,497
Insurance expense		6	8
Trade payable	15,517	15,675
Trade receivable	4,280	53,475
Other entities where the company considers there to be a significant influence due to significant transaction with investor
Related party disclosures
Legal and professional fees			₨ 101,353
Joint venture company
Related party disclosures
Recovery of expenses	196	103
Loan given	22,500	7,500
Interest income	1,824	78
Prepayment and other asset	30,385	7,759
Other current financial assets	₨ 1,642	₨ 70